REDEEMABLE NON-CONTROLLING INTERESTS - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2022	Jul. 31, 2018	Jun. 30, 2016	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022	Aug. 31, 2022
Redeemable Noncontrolling Interest [Line Items]
Proceeds from noncontrolling interests		$ 9.7	$ 75.0
Minority interest ownership percentage			34.00%
EBIT DA multiplication factor				7.5
OLE [Member]
Redeemable Noncontrolling Interest [Line Items]
Share Price Per Unit Percentage	32.00%
Cash Paid For Equity Exercised	$ 87.9
Payment of contingent consideration in cash	24.0
Issuance of Class A common stock due to exchanges	$ 223.7
OLE [Member] | Common Class X [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares, Issued	8,037,483
OLE [Member] | Common Class A [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares, Issued	495,783
China Subsidiary [Member] | Common Class X [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares, Issued	659,896
China Subsidiary [Member] | Common Class A [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares, Issued	5,693,774
Issuance of Class A common stock due to exchanges	$ 158.5
Barrett Jackson Holdings Llc [Member]
Redeemable Noncontrolling Interest [Line Items]
Business acquisition percentage of shares issued							29.90%
Temporary equity, estimated redemption value				$ 203.9		$ 207.9
Noncontrolling interest, fair value							$ 210.1
EBIT DA multiplication factor							13
Zuffa [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity, estimated redemption value				$ 11.2		9.7
Frieze [Member]
Redeemable Noncontrolling Interest [Line Items]
Business Acquisition Sale of Remaining Interest				30.00%	30.00%
Temporary equity, estimated redemption value						$ 24.6
Exercise of Call option					$ 16.5